ALLOWANCE FOR DEDUCTIONS FROM REVENUES	6 Months Ended
Jun. 30, 2026
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
ALLOWANCE FOR DEDUCTIONS FROM REVENUES

NOTE 4 - ALLOWANCE FOR DEDUCTIONS FROM REVENUES:

The following table shows the movement of the allowance for deductions from revenues:

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2026	5,547	757	6,304
Decreases (utilized)	(511)	(82)	(593)
Adjustments	(25)	(64)	(89)
As of June 30, 2026	5,011	611	5,622
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2025	7,863	1,425	9,288
Increases	4,085	93	4,178
Decreases (utilized)	(2,490)	(607)	(3,097)
Adjustments	13	159	172
As of June 30,2025	9,471	1,070	10,541